Investment in equity method investees (Details)	12 Months Ended							12 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended								1 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended		12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jul. 31, 2012 Taiwan Taomee, related party Elyn Corporation, legal entity	Nov. 30, 2011 Taiwan Taomee, related party Elyn Corporation, legal entity	Jul. 31, 2012 Taiwan Taomee, related party Joy Children, legal entity	Nov. 30, 2011 Taiwan Taomee, related party Joy Children, legal entity	Dec. 31, 2013 Taiwan Taomee, related party Playgame, legal entity USD ($)	Sep. 30, 2013 Taiwan Taomee, related party Playgame, legal entity	Feb. 28, 2011 Elyn, equity method investment USD ($)	Dec. 31, 2009 Elyn, equity method investment USD ($) item	Aug. 12, 2011 Elyn, equity method investment	Feb. 28, 2011 Elyn, equity method investment Qiming Funds USD ($)	Dec. 31, 2013 Joy Children, equity method investment USD ($)	Dec. 31, 2012 Joy Children, equity method investment USD ($)	Dec. 31, 2011 Joy Children, equity method investment USD ($)	Jul. 31, 2012 Joy Children, equity method investment	Nov. 30, 2011 Joy Children, equity method investment	Jul. 31, 2012 Taiwan Taomee, equity method investment	Nov. 30, 2011 Taiwan Taomee, equity method investment	Aug. 12, 2011 Taiwan Taomee, equity method investment	Nov. 30, 2011 Taiwan Taomee, equity method investment Joy Children, legal entity USD ($)	May 31, 2012 Ruigao	Oct. 31, 2010 Ruigao item	Jul. 31, 2012 Ruigao Shanghai Taomee USD ($)	Oct. 31, 2010 Ruigao Shanghai Taomee USD ($) item	Mar. 31, 2011 Ruigao Shanghai Taomee USD ($)	Dec. 31, 2012 Ruigao Shanghai Taomee USD ($)	Dec. 31, 2011 Ruigao Shanghai Taomee USD ($)	May 31, 2012 Ruigao Shanghai Taomee	Dec. 31, 2013 Chuangyou USD ($)	Dec. 31, 2013 Chuangyou CNY	Mar. 31, 2012 Chuangyou USD ($) item	Mar. 31, 2012 Chuangyou CNY	Dec. 31, 2013 Chuangyou USD ($)	Dec. 31, 2012 Chuangyou USD ($)	Jan. 31, 2013 Chuangyou	Dec. 31, 2013 Elyn / (Playgame) USD ($)	Dec. 31, 2012 Elyn / (Playgame) USD ($)	Dec. 31, 2011 Elyn / (Playgame) USD ($)	Mar. 31, 2013 Taoyue item	Dec. 31, 2013 Taoyue USD ($)	Mar. 31, 2013 Taoyue Shanghai Taomee USD ($)	Mar. 31, 2013 Taoyue Shanghai Taomee CNY	Sep. 30, 2013 Jiangxi Haomi item	Dec. 31, 2013 Jiangxi Haomi USD ($)	Sep. 30, 2013 Jiangxi Haomi Shanghai Taomee USD ($)	Sep. 30, 2013 Jiangxi Haomi Shanghai Taomee CNY
Investment in equity method investees
Ownership interest (as a percentage)										29.50%	40.00%	28.80%					28.77%	28.77%	27.10%	27.60%	28.80%					17.65%				15.61%	9.58%	9.58%	6.00%	6.00%	9.58%		19.16%						40.00%	40.00%			43.00%	43.00%
Ownership interest held through related party (as a percentage)											20.00%
Number of years for the exclusive right to operate virtual worlds transferred as consideration for the investment in the investee											3 years
Number of virtual worlds to operate under exclusive right transferred as consideration for the investment in the investee											3
Fair value of exclusive operating rights											$ 1,666,680
Sale of equity interest indirectly held by related party (as a percent)										10.50%			9.14%
Sale of equity interest indirectly held by related party to third party investor (as a percent)										1.36%
Proceeds from sale of equity method investment													3,385,000												1,041,124
Proceeds from sale of equity method investment received from third party investor										500,000
Gain from sale of equity method investment								287,790		3,662,098															323,982
Percentage of ownership interest in affiliate				70.88%	72.09%	21.49%	21.86%		67.87%
Consideration paid in cash	6,529,154	6,957,520	1,118,538																			668,992				986,370	502,534						142,694	900,000									323,798	2,000,000			2,100,000	12,900,000
Percentage of ownership interest transferred to underwriters after initial public offering									3.00%
Profit or loss in equity method investment	207,766	1,139,650	4,224,281											96,869	191,381	7,757												152,953	(52,864)						(212,240)	(35,310)		500,388	506,644	965,959		(150,052)				(27,199)
Number of unrelated individuals that have entered into an equity investment agreement with the entity																								2																	5				2
Number of installments payments made to acquire ownership interest																										2
Ownership percentage acquired by third party investor																							7.50%
Percentage of newly issued equity interest agreed to be subscribed in future through call option																																	13.16%	13.16%
Amount of newly issued equity interest agreed to be subscribed in future through call option																																	555,476	3,500,000
Number of investors of equity method investee that are director and principal shareholders in entity																																	1	1
Cash consideration on issuance of new shares			69,414,516																												400,000	2,500,000
Impairment loss	$ 370,407	$ 0	$ 0																																$ 370,407